UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03379
PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)
600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)
MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2025

Date of reporting period:	January 31, 2025
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Annual Shareholder Report for each share class in each Portfolio of Permanent Portfolio Family of Funds (“Registrant”) is included herein.
Permanent Portfolio
®
Class I — PRPFX
Class A — PRPDX
Class C — PRPHX
Short-Term Treasury Portfolio
Class I — PRTBX
Versatile Bond Portfolio
Class I — PRVBX
Class A — PRVDX
Class C — PRVHX
Aggressive Growth Portfolio
Class I — PAGRX
Class A — PAGDX
Class C — PAGHX

PERMANENT PORTFOLIO ®
CLASS I SHARES (PRPFX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$91	.81%

Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2025, the Portfolio’s Class I shares (PRPFX) achieved a total return of 24.55%, net of expenses to average net assets of .81%, as compared to 5.36% for the FTSE 3-Month U.S. Treasury Bill Index and 26.38% for the S&P 500, and as compared to a 3.00% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its aggressive growth stocks, its gold and silver assets, its real estate and natural resource stocks, and to a lesser degree its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its Swiss franc assets.

1

How a hypothetical $10,000 investment has grown

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
$36,297
$21,096
$11,988
Permanent Portfolio — Class I (PRPFX)
FTSE 3-Month U.S. Treasury Bill Index
S&P 500

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Ten Years

Permanent Portfolio—Class I Shares (PRPFX)	24.55%	11.40%	7.75%

FTSE 3-Month U.S. Treasury Bill Index	5.36%	2.59%	1.83%

S&P 500	26.38%	15.17%	13.76%
The table above shows Permanent Portfolio—Class I shares (PRPFX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

2

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$4,025,034,493

Total number of Portfolio holdings	180

Total advisory fees paid during reporting period	$26,986,472

Portfolio turnover rate as of end of reporting period	22.14%

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2025.

3

How can you get additional information about the
Portfolio
?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

PERMANENT PORTFOLIO ®
CLASS A SHARES (PRPDX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last y
ea
r?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$119	1.06%

Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2025, the Portfolio’s Class A shares (PRPDX) achieved a total return of 24.26%, net of expenses to average net assets of 1.06%, as compared to 5.36% for the FTSE 3-Month U.S. Treasury Bill Index and 26.38% for the S&P 500, and as compared to a 3.00% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its aggressive growth stocks, its gold and silver assets, its real estate and natural resource stocks, and to a lesser degree its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its Swiss franc assets.

1

How a hypothetical $10,000 investment has grown

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
$33,531
$21,045
$11,973

Permanent Portfolio — Class A Shares (PRPDX)
FTSE 3-Month U.S. Treasury Bill Index
S&P 500

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Inception on May 31, 2016

Permanent Portfolio—Class A Shares (PRPDX)	24.26%	11.12%	8.97%

FTSE 3-Month U.S. Treasury Bill Index	5.36%	2.59%	2.10%

S&P 500	26.38%	15.17%	14.97%
The table above shows Permanent Portfolio—Class A shares (PRPDX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

2

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$4,025,034,493

Total number of Portfolio holdings	180

Total advisory fees paid during reporting period	$26,986,472

Portfolio turnover rate as of end of reporting period	22.14%

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by asset class
, as a percentage of total net assets as of January 31, 2025.

3

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

PERMANENT PORTFOLIO ®
CLASS C SHARES (PRPHX)

Annual Shareholder Report (January
31,
2025)
This Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$202	1.81%

Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2025, the Portfolio’s Class C shares (PRPHX) achieved a total return of 23.30%, net of expenses to average net assets of 1.81%, as compared to 5.36% for the FTSE 3-Month U.S. Treasury Bill Index and 26.38% for the S&P 500, and as compared to a 3.00% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its aggressive growth stocks, its gold and silver assets, its real estate and natural resource stocks, and to a lesser degree its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its Swiss franc assets.

1

How a hypothetical $10,000 investment has grown

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
$33,531
$19,731
$11,973
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
Permanent Portfolio — Class C Shares (PRPHX)
FTSE 3-Month U.S. Treasury Bill Index
S&P 500

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Inception on May 31, 2016

Permanent Portfolio—Class C Shares (PRPHX)	23.30%	10.29%	8.15%

FTSE 3-Month U.S. Treasury Bill Index	5.36%	2.59%	2.10%

S&P 500	26.38%	15.17%	14.97%
The table above shows Permanent Portfolio—Class C shares (PRPHX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

2

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$4,025,034,493

Total number of Portfolio holdings	180

Total advisory fees paid during reporting period	$26,986,472

Portfolio turnover rate as of end of reporting period	22.14%

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2025.

3

How can you get additional information about the
Portfolio
?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

SHORT-TERM TREASURY PORTFOLIO
CLASS I SHARES (PRTBX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/short-term-treasury-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$66	.65%

Management’s discussion of Portfolio performance
Short-Term Treasury Portfolio’s investment objective is to earn high current income, consistent with safety and liquidity of principal. Under normal market conditions, the Portfolio invests at least 80% of its assets in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The remainder of the Portfolio’s assets may be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. The Portfolio expects to maintain a dollar-weighted average portfolio maturity and duration of zero to three years.
During the year ended January 31, 2025, the Portfolio’s Class I shares (PRTBX) achieved a total return of 4.05%, net of expenses to average net assets of .65%, as compared to 5.36% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to increasing net investment returns available on short-term U.S. Treasury securities.

1

How a hypothetical $10,000 investment has grown

$13,000
$12,000
$11,000
$10,000
$ 9,000
$11,988
$10,758
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
Short-Term Treasury Portfolio – Class I (PRTBX)
FTSE 3-Month U.S. Treasury Bill Index

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Ten Years

Short-Term Treasury Portfolio—Class I shares (PRTBX) (1)	4.05%	1.02%	.73%

FTSE 3-Month U.S. Treasury Bill Index	5.36%	2.59%	1.83%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other
Information
for specific information regarding fee waivers.

The table above shows Short-Term Treasury Portfolio—Class I shares (PRTBX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s
shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$13,505,019

Total number of Portfolio holdings	10

Total advisory fees paid during reporting period	$77,513

Portfolio turnover rate as of end of reporting period	67.72%

3

What is the Portfolio invested in?
The following pie chart shows the
Portfolio’s
investment holdings by months to maturity, as a percentage of investments as of January 31, 2025.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/short-term-treasury-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

VERSATILE BOND PORTFOLIO
CLASS I SHARES (PRVBX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$67	.65%

Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2025, the Portfolio’s Class I shares (PRVBX) achieved a total return of 5.43%, net of expenses to average net assets of .65%, as compared to .00% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended exceeded the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, and its investments in U.S. dollar denominated corporate securities having greater credit risk, lower duration and less currency risk than the index.

1

How a hypothetical $10,000 investment has grown

$15,000
$10,000
$ 5,000
$14,377
$10,150
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Versatile Bond Portfolio — Class I Shares (PRVBX)

Bloomberg Global Aggregate (Excluding Securitized) Bond Index

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Ten Years

Versatile Bond Portfolio—Class I shares (PRVBX) (1)	5.43%	3.70%	3.70%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	.00%	-2.30%	.15%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s
Annual
Financial Statements and Other
Information
for specific information regarding fee waivers.

The table above shows Versatile Bond Portfolio—Class I shares (PRVBX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time
account
start-up
fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$98,475,549

Total number of Portfolio holdings	78

Total advisory fees paid during reporting period	$610,224

Portfolio turnover rate as of end of reporting period	40.12%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January
31
, 2025.

AA+ to AA-
4.07%
A+ to A-
7.59%
Not Rated
15.56%
BB+ to BB-
7.41%
BBB+ to BBB-
65.37%

Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

VERSATILE BOND PORTFOLIO
CLASS A SHARES (PRVDX)

Annual Shareholder Report (January 31, 20
2
5)
This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$92	.90%

Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2025, the Portfolio’s Class A shares (PRVDX) achieved a total return of 5.17%, net of expenses to average net assets of .90%, as compared to .00% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended exceeded the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, and its investments in U.S. dollar denominated corporate securities having greater credit risk, lower duration and less currency risk than the index.

1

How a hypothetical $10,000 investment has grown

$15,000
$10,000
$ 5,000
$14,219
$9,879
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
Versatile Bond Portfolio — Class A Shares (PRVDX)
Bloomberg Global Aggregate (Excluding Securitized) Bond Index

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Inception on May 31, 2016

Versatile Bond Portfolio—Class A shares (PRVDX) (1)	5.17%	3.45%	4.14%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	.00%	-2.30%	-.14%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

The table above shows Versatile Bond Portfolio—Class A shares (PRVDX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time
account
start-up
fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$98,475,549

Total number of Portfolio holdings	78

Total advisory fees paid during reporting period	$610,224

Portfolio turnover rate as of end of reporting period	40.12%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2025.

Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

VERSATILE BOND PORTFOLIO
CLASS C SHARES (PRVHX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$169	1.65%

Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2025, the Portfolio’s Class C shares (PRVHX) achieved a total return of 4.38%, net of expenses to average net assets of 1.65%, as compared to .00% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended exceeded the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, and its investments in U.S. dollar denominated corporate securities having greater credit risk, lower duration and less currency risk than the index.

1

How a hypothetical $10,000 investment has grown

$15,000
$10,000
$ 5,000
$13,326
$9,879
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
Versatile Bond Portfolio — Class C Shares (PRVHX)
Bloomberg Global Aggregate (Excluding Securitized) Bond Index

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Inception on May 31, 2016

Versatile Bond Portfolio—Class C Shares (PRVHX) (1)	4.38%	2.68%	3.37%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	.00%	-2.30%	-.14%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in th
e Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

The table above shows Versatile Bond Portfolio—Class C shares (PRVHX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time
account
start-up
fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$98,475,549

Total number of Portfolio holdings	78

Total advisory fees paid during reporting period	$610,224

Portfolio turnover rate as of end of reporting period	40.12%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2025.

Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

AGGRESSIVE GROWTH PORTFOLIO
CLASS I SHARES (PAGRX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142
, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$150	1.21%

Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2025, the Portfolio’s Class I shares (PAGRX) achieved a total return of 47.33%, net of expenses to average net assets of 1.21%, as compared to 18.93% for the Dow Jones Industrial Average and 26.38% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2025 included computer software and services, electrical equipment and electronics, retail, and entertainment and leisure, while energy services and processing, materials and pharmaceuticals provided the most depreciation over the same period.

1

How a hypothetical $10,000 investment has grown

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
$37,062
$36,297
$32,468
Aggressive Growth Portfolio – Class I Shares (PAGRX)
Dow Jones Industrial Average – Total Return
S&P 500

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Ten Years

Aggressive Growth Portfolio—Class I Shares (PAGRX)	47.33%	21.38%	14.00%

Dow Jones Industrial Average—Total Return	18.93%	11.79%	12.50%

S&P 500	26.38%	15.17%	13.76%
The table above shows Aggressive Growth Portfolio—Class I shares (PAGRX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time
account
start-up
fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$57,301,870

Total number of Portfolio holdings	35

Total advisory fees paid during reporting period	$498,209

Portfolio turnover rate as of end of reporting period	2.54%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2025.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

AGGRESSIVE GROWTH PORTFOLIO
CLASS A SHARES (PAGDX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$180	1.46%

Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2025, the Portfolio’s Class A shares (PAGDX) achieved a total return of 46.95%, net of expenses to average net assets of 1.46%, as compared to 18.93% for the Dow Jones Industrial Average and 26.38% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2025 included computer software and services, electrical equipment and electronics, retail, and entertainment and leisure, while energy services and processing, materials and pharmaceuticals provided the most depreciation over the same period.

1

How a hypothetical $10,000 investment has grown

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
$37,923
$33,531
$30,231
Aggressive Growth Portfolio — Class A Shares (PAGDX)
Dow Jones Industrial Average — Total Return
S&P 500

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Inception on May 31, 2016

Aggressive Growth Portfolio—Class A Shares (PAGDX)	46.95%	21.08%	16.62%

Dow Jones Industrial Average—Total Return	18.93%	11.79%	13.61%

S&P 500	26.38%	15.17%	14.97%
The table above shows Aggressive Growth Portfolio—Class A shares (PAGDX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time
account
start-up
fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$57,301,870

Total number of Portfolio holdings	35

Total advisory fees paid during reporting period	$498,209

Portfolio turnover rate as of end of reporting period	2.54%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2025.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

AGGRESSIVE GROWTH PORTFOLIO
CLASS C SHARES (PAGHX)

Annual Shareholder Report (January 31, 2025)
This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$272	2.21%

Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2025, the Portfolio’s Class C shares (PAGHX) achieved a total return of 45.87%, net of expenses to average net assets of 2.21%, as compared to 18.93% for the Dow Jones Industrial Average and 26.38% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2025 included computer software and services, electrical equipment and electronics, retail, and entertainment and leisure, while energy services and processing, materials and pharmaceuticals provided the most depreciation over the same period.

1

How a hypothetical $10,000 investment has grown

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$ 5,000
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
$35,538
$33,531
$30,231
Aggressive Growth Portfolio — Class C Shares (PAGHX)
Dow Jones Industrial Average — Total Return
S&P 500

2

Average Annual Total Returns
Periods Ended January 31, 2025

	One Year	Five Years	Inception on May 31, 2016

Aggressive Growth Portfolio—Class C Shares (PAGHX)	45.87%	20.17%	15.75%

Dow Jones Industrial Average—Total Return	18.93%	11.79%	13.61%

S&P 500	26.38%	15.17%	14.97%
The table above shows Aggressive Growth Portfolio—Class C shares (PAGHX)’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time
account
start-up
fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Performance data shown above for the Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end,
may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800)
531-5142.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$57,301,870

Total number of Portfolio holdings	35

Total advisory fees paid during reporting period	$498,209

Portfolio turnover rate as of end of reporting period	2.54%

3

What is the Portfolio invested in?
The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2025.

How can you get additional information about the Portfolio?

Select the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

4

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer (“Code of Ethics for Executive Officers”).

(b)	No response required.

(c)	The Registrant has not made amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2025.

(d)	The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2025.

(e)	Not applicable.

(f)

A copy of the Registrant’s Code of Ethics for Executive Officers, adopted September 21, 2015, is filed as Exhibit 13(a)(1) to this Form N-CSR. The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Registrant’s Shareholder Services Office at (800) 531-5142.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to have a trustee on the Audit Committee who qualifies as an ACFE, given that the financial statements and accounting principles that apply to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $135,100 and $132,700 for the fiscal years ended January 31, 2025 and January 31, 2024, respectively.

(b)

Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2025 and January 31, 2024, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $16,000 and $16,000 for the fiscal years ended January 31, 2025 and January 31, 2024, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d)

All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2025 and January 31, 2024, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, adopted September 21, 2015, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Trust by the Auditor and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of the Auditor to provide any audit or non-audit services on behalf of the Trust, and any non-audit services on behalf of the Trust’s investment adviser (“Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Trust, where the proposed engagement relates directly to the operations and financial reporting of the Trust. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder, that were not pre-approved by the Committee shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2)	None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable to the Registrant because there were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g)

The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $16,000 and $16,000 for the fiscal years ended January 31, 2025 and January 31, 2024, respectively. There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h)

Not applicable to the Registrant as the Registrant’s principal accountant did not render any non-audit services to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 7.

Item 7. Financial Statements and Financial Highlights For Open-End Management Investment Companies.

The Annual Financial Statements and Other Information of the Registrant for the year ended January 31, 2025 in included herein.

Annual Financial Statements and Other Information Year Ended January 31, 2025

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2025 Permanent Portfolio Family of Funds. All rights reserved.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2025

Quantity			Market Value
		GOLD ASSETS — 21.48% of Total Net Assets
	217,320 Troy Oz.	Gold bullion (a)	$611,211,122
	90,000 Coins	One-ounce gold coins (a)	253,256,000

		Total Gold Assets (identified cost $328,396,837)	$864,467,122

		SILVER ASSETS — 4.84% of Total Net Assets
	6,058,176 Troy Oz.	Silver bullion (a)	$194,637,084

		Total Silver Assets (identified cost $92,215,771)	$194,637,084

Principal Amount
		SWISS FRANC ASSETS — 7.58% of Total Net Assets
CHF	258	Swiss franc deposits	$284

CHF	70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	$77,313,203
CHF	65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	72,361,790
CHF	25,000,000	3.250% Swiss Confederation Bonds, 06-27-27	29,486,687
CHF	80,000,000	.185% Swiss Confederation Bonds, 06-22-29 (b)	87,130,387
CHF	35,000,000	.500% Swiss Confederation Bonds, 05-27-30	38,989,020

		Total Swiss Confederation bonds	$305,281,087

		Total Swiss Franc Assets (identified cost $297,253,746)	$305,281,371

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.77% of Total Net Assets

		NATURAL RESOURCES — 7.80% of Total Net Assets
	300,000	APA Corporation	$6,579,000
	300,000	BHP Group, Ltd. (c)	14,745,000
	2,000,000	Birchcliff Energy, Ltd.	7,860,000
	250,000	BP, p.l.c. (c)	7,765,000
	500,000	Cameco Corporation	24,720,000
	450,000	Canadian Natural Resources Ltd.	13,657,500
	175,000	Chevron Corporation	26,108,250
	175,000	ConocoPhillips	17,295,250
	400,000	Devon Energy Corporation	13,640,000
	175,000	Exxon Mobil Corporation	18,695,250
	2,100,000	Freeport-McMoRan, Inc.	75,285,000
	450,000	Murphy Oil Corporation	11,983,500
	200,000	Nutrien, Ltd.	10,326,000
	275,000	Occidental Petroleum Corporation	12,828,750
	100,000	Occidental Petroleum Corporation warrants (a)	2,477,000
	250,000	Ovintiv, Inc.	10,555,000
	300,000	Rio Tinto p.l.c (c)	18,123,000
	500,000	South32 Limited (c)	5,145,000
	500,000	Vale S.A. (c)	4,645,000
	250,000	Viper Energy Partners LP	11,725,000

			$314,158,500

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2025

Number of Shares		Market Value
	REAL ESTATE — 9.97% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,231,250
40,000	American Tower Corporation	18,495,000
60,000	AvalonBay Communities, Inc.	13,290,600
60,000	BXP, Inc.	5,485,500
200,000	Centerspace	12,150,000
75,000	Digital Realty Trust, Inc.	16,386,000
60,000	Essex Property Trust, Inc.	17,074,200
100,000	Federal Realty Investment Trust	10,863,000
150,000	Highwoods Properties, Inc.	4,468,500
300,000	Kimco Realty Corporation	6,735,000
62,500	Millrose Properties, Inc. (d)	625
500,000	Outfront Media, Inc.	9,200,000
175,000	Prologis, Inc.	20,868,750
125,000	Regency Centers Corporation	8,980,000
100,000	Simon Property Group, Inc.	17,386,000
100,000	STAG Industrial, Inc.	3,418,000
165,000	Texas Pacific Land Corporation	214,033,050
125,000	UDR, Inc.	5,217,500
250,000	UMH Properties, Inc.	4,497,500
100,000	Vornado Realty Trust	4,326,000
200,000	Weyerhaeuser Company	6,124,000

		$401,230,475

	Total Real Estate and Natural Resource Stocks (identified cost $391,801,437)	$715,388,975

	AGGRESSIVE GROWTH STOCKS — 19.70% of Total Net Assets

	AEROSPACE — .63% of Total Net Assets
55,000	Lockheed Martin Corporation	$25,462,250

		$25,462,250

	CHEMICALS — .57% of Total Net Assets
55,000	Air Products & Chemicals, Inc.	$18,439,300
55,000	Albemarle Corporation	4,630,450

		$23,069,750
	COMPUTER SOFTWARE & SERVICES — 3.50% of Total Net Assets
55,000	Autodesk, Inc. (a)	$17,123,700
1,500,000	Palantir Technologies, Inc. Class A (a)	123,735,000

		$140,858,700
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.49% of Total Net Assets
200,000	Broadcom, Inc.	$44,254,000
800,000	NVIDIA Corporation	96,056,000

		$140,310,000
	ENERGY SERVICES & PROCESSING — .40% of Total Net Assets
200,000	HF Sinclair Corporation	$7,216,000
75,000	Phillips 66	8,840,250

		$16,056,250
	ENGINEERING & CONSTRUCTION — .62% of Total Net Assets
175,000	Fluor Corporation (a)	$8,436,750
125,000	Lennar Corporation Class A	16,405,000

		$24,841,750

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2025

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — 2.89% of Total Net Assets
65,000	Disney (Walt) Company	$7,348,900
150,000	Meta Platforms, Inc. Class A	103,377,000
65,000	Wynn Resorts, Ltd.	5,645,250

		$116,371,150
	FINANCIAL SERVICES — 1.97% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$18,321,000
175,000	Morgan Stanley	24,225,250
175,000	Schwab (Charles) Corporation	14,476,000
50,000	State Street Corporation	5,081,000
50,000	Visa, Inc. Class A	17,090,000

		$79,193,250
	MANUFACTURING — 1.77% of Total Net Assets
60,000	Agilent Technologies, Inc.	$9,091,200
60,000	Illinois Tool Works, Inc.	15,549,600
60,000	IPG Photonics Corporation (a)	4,399,800
60,000	Parker-Hannifin Corporation	42,423,000

		$71,463,600
	MATERIALS — .32% of Total Net Assets
100,000	Nucor Corporation	$12,843,000

		$12,843,000
	PHARMACEUTICALS — .39% of Total Net Assets
55,000	Amgen, Inc.	$15,698,100

		$15,698,100
	RETAIL — 1.86% of Total Net Assets
55,000	Costco Wholesale Corporation	$53,893,400
100,000	Williams-Sonoma, Inc.	21,137,000

		$75,030,400
	TRANSPORTATION — 1.29% of Total Net Assets
150,000	Canadian Pacific Kansas City Limited	$11,940,000
55,000	FedEx Corporation	14,567,850
75,000	Ryder System, Inc.	11,955,750
200,000	Uber Technologies, Inc. (a)	13,370,000

		$51,833,600

	Total Aggressive Growth Stocks (identified cost $184,233,598)	$793,031,800

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2025

Principal Amount		Market Value
	DOLLAR ASSETS — 28.02% of Total Net Assets

	CORPORATE BONDS — 23.97% of Total Net Assets

	CHEMICALS — 1.23% of Total Net Assets
$15,000,000	5.150% FMC Corporation, 05-18-26	$15,031,935
7,500,000	3.750% RPM International, Inc., 03-15-27	7,343,119
7,500,000	4.800% Sherwin-Williams Company, 09-01-31	7,402,054
20,000,000	3.600% Westlake Corporation, 08-15-26	19,642,410

		$49,419,518
	CONSUMER PRODUCTS — 2.86% of Total Net Assets
5,000,000	4.000% Brown-Forman Corporation, 04-15-38	$4,354,405
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,979,353
10,000,000	7.125% Conagra Brands, Inc., 10-01-26	10,345,840
20,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (e)	19,591,690
10,000,000	4.750% Nestle Capital Corporation, 03-12-31 (e)	9,961,120
35,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (e)	31,478,632
15,000,000	3.500% Smucker (J. M.) Company, 03-15-25	14,970,443
10,000,000	3.375% Smucker (J. M.) Company, 12-15-27	9,676,130

		$115,357,613
	ELECTRICAL EQUIPMENT & ELECTRONICS — .31% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,444,581

		$12,444,581
	ENERGY SERVICES & PROCESSING — .68% of Total Net Assets
5,805,000	6.875% Oneok, Inc., 09-30-28	$6,155,767
12,500,000	5.300% Williams Companies, Inc., 08-15-28	12,632,256
7,500,000	7.750% Williams Companies, Inc., 06-15-31	8,401,519

		$27,189,542
	ENGINEERING & CONSTRUCTION — .99% of Total Net Assets
10,000,000	2.600% D.R. Horton, Inc., 10-15-25	$9,863,040
15,000,000	4.750% Lennar Corporation, 11-29-27	14,986,328
15,000,000	5.500% PulteGroup, Inc., 03-01-26	15,090,750

		$39,940,118
	ENTERTAINMENT & LEISURE — .37% of Total Net Assets
15,000,000	3.950% Comcast Corporation, 10-15-25	$14,947,830

		$14,947,830
	FINANCIAL SERVICES — 2.66% of Total Net Assets
10,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$9,922,560
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,586,786
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (e)	7,350,000
15,000,000	3.750% Intercontinental Exchange, Inc., 12-01-25	14,911,560
15,000,000	4.700% Key Bank, N.A., 01-26-26	15,007,830
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	15,055,597
7,500,000	4.875% Mastercard, Inc., 05-09-34	7,408,868
15,000,000	2.250% Regions Financial Corporation, 05-18-25	14,894,873
15,000,000	4.550% UBS Group, AG, 04-17-26	14,950,500

		$107,088,574
	INSURANCE — 1.48% of Total Net Assets
20,000,000	3.625% Alleghany Corporation, 05-15-30	$18,893,950
7,500,000	4.500% Brown & Brown, Inc., 03-15-29	7,362,795
7,564,000	4.500% Horace Mann Educators Corporation, 12-01-25	7,529,981
15,000,000	4.350% Kemper Corporation, 02-15-25	14,990,520
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,282,508
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (e)	3,446,007

		$59,505,761

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2025

Principal Amount		Market Value
	MANUFACTURING — 1.24% of Total Net Assets
$15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (e)	$14,502,008
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,877,990
15,000,000	4.600% Keysight Technologies, Inc., 04-06-27	14,940,435
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,555,070

		$49,875,503
	MATERIALS — 1.10% of Total Net Assets
12,500,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$11,087,031
10,000,000	2.400% Steel Dynamics, Inc., 06-15-25	9,917,580
7,250,000	4.500% Vulcan Materials Company, 04-01-25	7,248,307
17,500,000	3.500% Vulcan Materials Company, 06-01-30	16,234,269

		$44,487,187
	NATURAL RESOURCES — 3.34% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,529,820
5,250,000	3.900% Cimarex Energy Company, 05-15-27	4,969,432
6,500,000	4.375% Cimarex Energy Company, 03-15-29	6,036,273
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,408,292
10,000,000	5.875% Devon Energy Corporation, 06-15-28	10,023,560
7,500,000	5.400% Glencore Funding, LLC, 05-08-28 (e)	7,600,661
10,000,000	4.050% Mosaic (The) Company, 11-15-27	9,812,305
7,500,000	3.000% Nutrien, Ltd., 04-01-25	7,481,745
7,500,000	4.000% Nutrien, Ltd., 12-15-26	7,403,464
17,500,000	5.650% Ovintiv, Inc., 05-15-25	17,529,269
15,000,000	5.375% Ovintiv, Inc., 01-01-26	15,058,290
12,500,000	5.650% Ovintiv, Inc., 05-15-28	12,712,750
8,355,000	4.125% Parsley Energy, LLC, 02-15-28 (e)	8,109,564
10,000,000	7.200% Pioneer Natural Resources Company, 01-15-28	10,731,430
5,000,000	3.800% Yara International ASA, 06-06-26 (e)	4,936,845

		$134,343,700
	PHARMACEUTICALS — .29% of Total Net Assets
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	$5,209,042
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (e)	6,488,843

		$11,697,885
	REAL ESTATE — 4.22% of Total Net Assets
10,000,000	3.650% Boston Properties, L.P., 02-01-26	$9,855,005
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,745,010
10,000,000	5.850% Camden Property Trust, 11-03-26	10,206,540
20,000,000	4.100% Camden Property Trust, 10-15-28	19,504,950
10,000,000	2.000% COPT Defense Properties, 01-15-29	8,900,665
17,000,000	3.125% Cubesmart, L.P., 09-01-26	16,577,159
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,823,140
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	7,241,130
10,000,000	3.850% Kimco Realty Corporation, 06-01-25	9,960,125
12,500,000	3.600% Mid-America Apartment Communities, Inc., 06-01-27	12,200,206
5,000,000	3.600% Regency Centers, L.P., 02-01-27	4,893,265
7,190,000	4.125% Regency Centers, L.P., 03-15-28	7,044,057
10,000,000	2.950% Regency Centers, L.P., 09-15-29	9,199,205
10,000,000	3.700% Regency Centers, L.P., 6-15-30	9,386,215
17,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	15,876,700
10,000,000	2.950% UDR, Inc., 09-01-26	9,716,150
10,000,000	4.400% UDR, Inc., 01-26-29	9,747,925

		$169,877,447

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2025

Principal Amount		Market Value
	RETAIL — .48% of Total Net Assets
$7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,769,046
5,000,000	4.500% AutoNation, Inc., 10-01-25	4,983,743
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,524,210

		$19,276,999
	TRANSPORTATION — 2.01% of Total Net Assets
10,000,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$9,203,355
5,000,000	3.350% CSX Corporation, 11-01-25	4,950,538
12,000,000	4.250% CSX Corporation, 03-15-29	11,796,912
12,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	12,397,462
7,000,000	4.200% Kirby Corporation, 03-01-28	6,836,298
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (e)	14,437,512
7,500,000	1.750% Ryder System, Inc., 09-01-26	7,154,212
12,500,000	7.620% UPS of America, Inc., 04-01-30	14,065,937

		$80,842,226
	UTILITIES — .71% of Total Net Assets
7,500,000	3.25% Entergy Mississippi, LLC, 12-01-27	$7,206,367
13,780,000	5.200% National Fuel Gas Company, 07-15-25	13,775,101
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,460,798

		$28,442,266

		$964,736,750

	UNITED STATES TREASURY SECURITIES — 4.05% of Total Net Assets
15,000,000	United States Treasury bills 2.128%, 02-06-25 (b)	$14,994,756
10,000,000	United States Treasury bills 4.181%, 09-04-25 (b)	9,760,014
10,000,000	United States Treasury bonds 4.875%, 04-30-26	10,076,802
45,000,000	United States Treasury bonds 3.750%, 08-15-27	44,492,033
15,000,000	United States Treasury bonds 4.500%, 12-31-31	15,051,434
55,000,000	United States Treasury bonds 3.500%, 02-15-39	48,434,792
30,000,000	United States Treasury bonds 2.000%, 11-15-41	20,241,407

		$163,051,238

	Total Dollar Assets (identified cost $1,137,116,704)	$1,127,787,988

	Total Portfolio — 99.39% of total net assets (identified cost $2,431,018,093) (f)	$4,000,594,340
	Other assets, less liabilities (.61% of total net assets)	24,440,153

	Net assets applicable to outstanding shares	$4,025,034,493

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d)  Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Permanent Portfolio’s investment adviser, acting as the valuation designee. As of January 31, 2025, this security amounted to $625, or 0% of total net assets.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, these securities amounted to $127,902,882, or 3.18% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

January 31, 2025

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 97.24% of Total Net Assets
$500,000	United States Treasury bills 2.128%, 02-06-25 (a)	$499,825
1,400,000	United States Treasury notes 2.625%, 04-15-25	1,395,255
1,500,000	United States Treasury notes .250%, 08-31-25	1,465,710
1,400,000	United States Treasury notes 4.000%, 02-15-26	1,396,273
1,300,000	United States Treasury notes 4.125%, 06-15-26	1,298,427
1,400,000	United States Treasury notes 1.500%, 08-15-26	1,343,931
1,300,000	United States Treasury notes 2.000%, 11-15-26	1,251,005
1,500,000	United States Treasury notes 4.125%, 01-31-27	1,498,032
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,500,853
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,483,068

	Total Portfolio — 97.24% of total net assets (identified cost $13,138,044) (b)	$13,132,379
	Other assets, less liabilities (2.76% of total net assets)	372,640

	Net assets applicable to outstanding shares	$13,505,019

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2025

Principal Amount		Market Value
	CORPORATE BONDS — 88.59% of Total Net Assets

	AEROSPACE— 1.02% of Total Net Assets
$1,025,000	4.200% Hexcel Corporation, 02-15-27	$1,002,251

		$1,002,251
	CHEMICALS — 1.99% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$972,132
1,000,000	4.800% Sherwin-Williams Company, 09-01-31	986,941

		$1,959,073
	CONSUMER PRODUCTS — 12.79% of Total Net Assets
3,000,000	1.668% B.A.T. International Finance, p.l.c., 03-25-26	$2,896,539
1,000,000	4.000% Brown-Forman Corporation, 04-15-38	870,881
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,034,584
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,653,026
370,000	.875% Mars, Inc., 07-16-26 (a)	350,541
1,006,000	1.5000% Mondelez International, Inc., 02-04-31	828,048
1,000,000	3.500% Smucker (J. M.) Company, 03-15-25	998,029
1,000,000	3.375% Smucker (J. M.) Company, 12-15-27	967,613

		$12,599,261
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.52% of Total Net Assets
1,500,000	4.625% Avnet, Inc., 04-15-26	$1,493,350

		$1,493,350
	ENERGY SERVICES & PROCESSING — 8.72% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,420,532
820,000	5.625% Hess Midstream Operations, LP, 02-15-26 (a)	820,000
750,000	5.875% HF Sinclair Corporation, 04-01-26	757,792
1,250,000	5.000% Oneok, Inc., 03-01-26	1,253,245
344,000	4.000% Oneok, Inc., 07-13-27	337,566

		$8,589,135
	ENGINEERING & CONSTRUCTION — 3.06% of Total Net Assets
3,000,000	5.500% PulteGroup, Inc., 03-01-26	$3,018,150

		$3,018,150
	FINANCIAL SERVICES — 8.90% of Total Net Assets
1,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$1,488,384
997,500	6.500% B. Riley Financial, Inc., 09-30-26	486,780
3,000,000	4.700% Key Bank, N.A., 01-26-26	3,001,566
375,000	4.625% KKR Group Finance Company IX, 04-01-61	285,600
3,000,000	2.900% Manufactuers & Traders Trust Company, 02-06-25	3,000,007
500,000	5.900% PNC Bank, N.A., 04-01-26	502,158

		$8,764,495
	INSURANCE — 12.44% of Total Net Assets
500,000	5.750% American National Group, Inc., 10-01-29	$501,725
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,472,559
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,043,861
3,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,986,507
3,000,000	4.350% Kemper Corporation, 02-15-25	2,998,104
1,000,000	3.750% Loews Corporation, 04-01-26	989,578
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,699,252
750,000	7.450% Phoenix Companies, Inc., 01-15-32	555,000

		$12,246,586

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2025

Principal Amount		Market Value
	MANUFACTURING — 8.64% of Total Net Assets
$375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$329,250
3,000,000	4.625% Kennametal, Inc., 06-15-28	2,963,397
4,000,000	4.600% Keysight Technologies, Inc., 04-06-27	3,984,116
500,000	3.000% Keysight Technologies, Inc., 10-30-29	457,740
750,000	5.600% Nordson Corporation, 09-15-28	769,337

		$8,503,840
	MATERIALS — 1.84% of Total Net Assets
1,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$886,963
1,000,000	3.500% Vulcan Materials Company, 06-01-30	927,673

		$1,814,636
	NATURAL RESOURCES — 9.28% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$946,559
180,000	4.375% Cimarex Energy Company, 03-15-29	167,158
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	490,873
3,000,000	5.650% Ovintiv, Inc., 05-15-25	3,005,018
1,100,000	5.375% Ovintiv, Inc., 01-01-26	1,104,275
500,000	5.650% Ovintiv, Inc., 05-15-28	508,510
3,000,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,911,872

		$9,134,265
	PHARMACEUTICALS — 1.02% of Total Net Assets
1,000,000	5.400% Zoetis, Inc., 11-14-25	$1,006,424

		$1,006,424
	REAL ESTATE — 12.23% of Total Net Assets
1,250,000	4.100% Camden Property Trust, 10-15-28	$1,219,059
1,250,000	3.125% Cubesmart, L.P., 09-01-26	1,218,909
1,250,000	2.250% Cubesmart, L.P., 12-15-28	1,131,919
538,000	3.375% Duke Realty, L.P., 12-15-27	508,316
500,000	7.600% First Industrial, L.P., 07-15-28	524,055
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,245,015
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,219,912
500,000	1.900% Kimco Realty Corporation, 03-01-28	458,579
500,000	3.250% Liberty Property, L.P., 10-01-26	485,748
1,000,000	3.600% Regency Centers, L.P., 02-01-27	978,653
1,250,000	3.700% Regency Centers, L.P., 06-15-30	1,173,277
1,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	907,240
1,000,000	3.500% UDR, Inc., 07-01-27	972,563

		$12,043,245
	TRANSPORTATION — 1.58% of Total Net Assets
1,000,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,066,772
500,000	4.250% CSX Corporation, 03-15-29	491,538

		$1,558,310
	UTILITIES — .51% of Total Net Assets
500,000	7.375% National Fuel Gas Company, 06-13-25	$501,973

		$501,973
	WASTE & ENVIRONMENTAL SERVICES — 3.05% of Total Net Assets
3,000,000	4.875% Republic Services, Inc., 04-01-29	$3,003,953

		$3,003,953

	Total Corporate Bonds (identified cost $88,729,594)	$87,238,947

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2025

Number of Shares		Market Value
	PREFERRED STOCKS — 10.69% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.39% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (c)	$1,081,350
32,676	7.125% DigitalBridge Group, Inc., Preferred Class J (c)	788,145
25,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (c)	485,000

		$2,354,495
	FINANCIAL SERVICES — 3.72% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (d)	$315,600
50,000	5.000% Capital One Financial Corporation, Preferred Class I (d)	1,003,500
40,721	7.875% Compass Diversified Holdings, Preferred Class C (c)	963,459
15,000	6.000% Merchants Bancorp, Preferred Class C (d)	328,050
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (d)	296,400
45,000	4.875% WaFD, Inc., Preferred Class A (d)	751,950

		$3,658,959
	REAL ESTATE — 4.58% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (c)	$1,019,250
50,000	5.125% Kimco Realty Corporation, Preferred Class L (c)	1,046,000
28,383	6.250% Regency Centers Corporation, Preferred Class A (c)	668,987
80,000	6.000% Regency Centers Corporation, Preferred Class C (c)	1,780,000

		$4,514,237

	Total Preferred Stocks (identified cost $11,643,361)	$10,527,691

	Total Portfolio — 99.28% of total net assets (identified cost $100,372,955) (e)	$97,766,638
	Other assets, less liabilities (.72% of total net assets)	708,911

	Net assets applicable to outstanding shares	$98,475,549

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, these securities amounted to $9,226,312, or 9.37% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Cumulative, perpetual preferred stock.
	(d) Non-cumulative, perpetual preferred stock.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2025

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 99.79% of Total Net Assets

	AEROSPACE — 2.42% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,388,850

		$1,388,850
	CHEMICALS — 5.13% of Total Net Assets
5,000	Air Products & Chemicals, Inc.	$1,676,300
15,000	Albemarle Corporation	1,262,850

		$2,939,150
	COMPUTER SOFTWARE & SERVICES — 12.43% of Total Net Assets
3,000	Autodesk, Inc. (a)	$934,020
75,000	Palantir Technologies, Inc. Class A (a)	6,186,750

		$7,120,770
	ELECTRICAL EQUIPMENT & ELECTRONICS — 20.30% of Total Net Assets
20,000	Broadcom, Inc.	$4,425,400
60,000	NVIDIA Corporation	7,204,200

		$11,629,600
	ENERGY SERVICES & PROCESSING — 2.52% of Total Net Assets
40,000	HF Sinclair Corporation	$1,443,200

		$1,443,200
	ENGINEERING & CONSTRUCTION — 3.93% of Total Net Assets
25,000	Fluor Corporation (a)	$1,205,250
8,000	Lennar Corporation Class A	1,049,920

		$2,255,170
	ENTERTAINMENT & LEISURE — 9.80% of Total Net Assets
10,000	Disney (Walt) Company	$1,130,600
5,000	Meta Platforms, Inc. Class A	3,445,900
12,000	Wynn Resorts, Ltd.	1,042,200

		$5,618,700
	FINANCIAL SERVICES — 9.99% of Total Net Assets
20,000	Affirm Holdings, Inc. Class A (a)	$1,221,400
10,000	Morgan Stanley	1,384,300
13,000	Schwab (Charles) Corporation	1,075,360
10,000	State Street Corporation	1,016,200
3,000	Visa, Inc. Class A	1,025,400

		$5,722,660
	MANUFACTURING — 7.02% of Total Net Assets
5,000	Agilent Technologies, Inc.	$757,600
3,000	Illinois Tool Works, Inc.	777,480
5,000	IPG Photonics Corporation (a)	366,650
3,000	Parker-Hannifin Corporation	2,121,150

		$4,022,880
	MATERIALS — 1.12% of Total Net Assets
5,000	Nucor Corporation	$642,150

		$642,150

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2025

Number of Shares		Market Value
	NATURAL RESOURCES — 9.02% of Total Net Assets
100,000	Birchcliff Energy, Ltd.	$393,000
75,000	Freeport-McMoRan, Inc.	2,688,750
20,000	Nutrien, Ltd.	1,032,600
25,000	Ovintiv, Inc.	1,055,500

		$5,169,850
	PHARMACEUTICALS — 1.99% of Total Net Assets
4,000	Amgen, Inc.	$1,141,680

		$1,141,680
	REAL ESTATE — .00% of Total Net Assets
2,500	Millrose Properties, Inc. (b)	$25

		$25
	RETAIL — 7.11% of Total Net Assets
2,000	Costco Wholesale Corporation	$1,959,760
10,000	Williams-Sonoma, Inc.	2,113,700

		$4,073,460
	TRANSPORTATION — 7.01% of Total Net Assets
7,000	Canadian Pacific Kansas City Limited	$557,200
5,000	FedEx Corporation	1,324,350
5,000	Ryder System, Inc.	797,050
20,000	Uber Technologies, Inc. (a)	1,337,000

		$4,015,600

	Total Portfolio — 99.79% of total net assets (identified cost $19,865,316) (c)	$57,183,745
	Other assets, less liabilities (.21% of total net assets)	118,125

	Net assets applicable to outstanding shares	$57,301,870

	Notes:
	(a) Non-income producing.

(b)  Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Aggressive Growth Portfolio’s investment adviser, acting as the valuation designee. As of January 31, 2025, this security amounted to $25, or 0% of total net assets.

	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2025

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $328,396,837; $—; $— and $—, respectively)	$864,467,122	$—	$—	$—
Silver assets (identified cost $92,215,771; $—; $— and $—, respectively)	194,637,084	—	—	—
Swiss franc deposits (identified cost $286; $—; $— and $—, respectively)	284	—	—	—

	1,059,104,490	—	—	—
Swiss franc bonds	305,281,087	—	—	—
Real estate and natural resource stocks	715,388,975	—	—	—
Aggressive growth stocks	793,031,800	—	—	57,183,745
Corporate bonds	964,736,750	—	87,238,947	—
Preferred stocks	—	—	10,527,691	—
United States Treasury securities	163,051,238	13,132,379	—	—

Total investments (identified cost $2,431,018,093; $13,138,044; $100,372,955; and $19,865,316, respectively)	4,000,594,340	13,132,379	97,766,638	57,183,745
Cash	969,636	220,504	—	566,694
Accounts receivable for investments sold	—	—	481,917	—
Accounts receivable for shares of the portfolio sold	8,547,953	48,864	159,425	159,219
Accrued dividends receivable	1,641,660	—	—	64,660
Accrued interest receivable	13,692,097	111,478	986,739	—
Accrued foreign taxes receivable	7,063,890	—	—	—
Prepaid expenses	78,361	268	2,350	1,114

Total assets	4,032,587,937	13,513,493	99,397,069	57,975,432

LIABILITIES
Bank overdraft	—	—	782,459	—
Accounts payable for investments purchased	3,137,088	—	—	582,602
Accounts payable for shares of the portfolio redeemed	1,603,781	1,410	81,805	33,987
Accrued investment advisory fees	2,600,349	7,064	51,921	52,792
Accrued distribution and service fees	212,226	—	5,335	4,181

Total liabilities	7,553,444	8,474	921,520	673,562

NET ASSETS	$4,025,034,493	$13,505,019	$98,475,549	$57,301,870

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2025

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$64,728	$207	$1,530	$541
Paid-in capital	2,451,166,736	13,460,059	103,131,249	19,862,446

	2,451,231,464	13,460,266	103,132,779	19,862,987
Total distributable earnings (deficit)	1,573,803,029	44,753	(4,657,230)	37,438,883

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$4,025,034,493	$13,505,019	$98,475,549	$57,301,870

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$3,922,981,918	$13,505,019	$96,802,776	$54,264,224
Shares outstanding	63,050,994	206,710	1,503,282	511,549
Net asset value and redemption proceeds per share	$62.22	$65.33	$64.39	$106.08

CLASS A SHARES
Net assets applicable to outstanding shares	$46,314,679	$—	$97,492	$1,657,150
Shares outstanding	747,883	—	1,518	15,714
Net asset value per share	$61.93	$—	$64.23	$105.46
Offering price per share (NAV per share plus maximum sales charge) (1)	$65.19	$—	$66.91	$111.01

CLASS C SHARES
Net assets applicable to outstanding shares	$55,737,896	$—	$1,575,281	$1,380,496
Shares outstanding	929,045	—	24,983	14,186
Net asset value per share	$59.99	$—	$63.05	$97.31
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$59.39	$—	$62.42	$96.34

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Year Ended January 31, 2025

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$40,820,486	$455,158	$3,338,519	$4,804
Dividends	23,791,239	—	1,145,461	526,982

	64,611,725	455,158	4,483,980	531,786
EXPENSES (Notes 3 & 4)
Investment advisory fee	26,986,472	147,274	1,159,425	498,209
Trustees’ fees and expenses	762,075	2,801	22,265	9,284
Legal expense	107,343	388	3,054	1,306
Distribution and service fees—Class A	106,687	—	199	1,170
Distribution and service fees—Class C	457,913	—	14,842	6,207

Total expenses	28,420,490	150,463	1,199,785	516,176
Less waiver of investment advisory fee	—	(69,761)	(549,201)	—

Net expenses	28,420,490	80,702	650,584	516,176

Net investment income before foreign income taxes deducted at source	36,191,235	374,456	3,833,396	15,610
Less foreign income taxes deducted at source, net of refundable taxes	(250,792)	—	—	(8,423)

NET INVESTMENT INCOME	35,940,443	374,456	3,833,396	7,187

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	48,117,948	(8,147)	(99,733)	198,167
Foreign currency transactions	675,650	—	—	(91)

	48,793,598	(8,147)	(99,733)	198,076
Change in unrealized appreciation (depreciation) of:
Investments	647,906,478	116,043	1,411,093	15,134,652
Translation of assets and liabilities in foreign currencies	(565,632)	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	696,134,444	107,896	1,311,360	15,332,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$732,074,887	$482,352	$5,144,756	$15,339,915

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Year Ended January 31, 2025	Year Ended January 31, 2024
OPERATIONS
Net investment income	$35,940,443	$24,122,119
Net realized gain (loss) on investments in securities	48,117,948	(5,047,146)
Net realized gain on investments other than securities	—	5,756,650
Net realized gain (loss) on foreign currency transactions	675,650	(189,093)
Change in unrealized appreciation of investments	647,906,478	155,251,699
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(565,632)	326,758

Net increase in net assets resulting from operations	732,074,887	180,220,987

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	(66,976,059)	(39,747,346)
Class A	(656,079)	(603,279)
Class C	(542,903)	(287,324)

Total distributions to shareholders	(68,175,041)	(40,637,949)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	854,946,193	411,894,631
Class A	22,417,746	24,462,028
Class C	15,340,684	4,955,585
Distributions reinvested
Class I	50,617,728	30,941,706
Class A	491,313	499,771
Class C	452,537	228,450
Shares redeemed
Class I	(483,146,674)	(599,096,886)
Class A	(29,493,967)	(17,125,088)
Class C	(6,120,515)	(5,974,294)

Net increase (decrease) from capital stock transactions	425,505,045	(149,214,097)

NET INCREASE (DECREASE) IN NET ASSETS	1,089,404,891	(9,631,059)

NET ASSETS AT BEGINNING OF YEAR	2,935,629,602	2,945,260,661

NET ASSETS AT END OF YEAR	$4,025,034,493	$2,935,629,602

SHARE TRANSACTIONS
Shares sold
Class I	14,515,875	8,465,425
Class A	385,206	513,743
Class C	270,528	105,520
Distributions reinvested
Class I	811,442	627,875
Class A	7,910	10,185
Class C	7,511	4,789
Shares redeemed
Class I	(8,403,528)	(12,373,674)
Class A	(520,196)	(348,699)
Class C	(109,745)	(127,850)

INCREASE (DECREASE) IN SHARES OUTSTANDING	6,965,003	(3,122,686)

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2025	Year Ended January 31, 2024

$374,456	$225,814	$3,833,396	$3,137,577	$7,187	$150,238
(8,147)	(41,792)	(99,733)	(164,665)	198,167	3,401,955
—	—	—	—	—	—
—	—	—	—	(91)	340
116,043	211,277	1,411,093	1,485,212	15,134,652	3,654,421
—	—	—	—	—	—

482,352	395,299	5,144,756	4,458,124	15,339,915	7,206,954

(348,958)	(201,014)	(3,419,111)	(2,738,215)	(2,534,329)	(1,015,957)
—	—	(2,605)	(2,897)	(30,562)	(2,888)
—	—	(41,648)	(26,714)	(65,790)	(5,780)

(348,958)	(201,014)	(3,463,364)	(2,767,826)	(2,630,681)	(1,024,625)

3,115,958	2,228,668	26,194,219	40,527,502	18,578,459	7,107,105
—	—	23,496	5,856	1,500,352	73,080
—	—	421,354	916,168	1,125,547	54,670

327,682	186,925	3,306,685	2,605,975	2,343,512	962,240
—	—	2,472	2,539	30,561	2,887
—	—	41,648	26,714	65,654	5,780

(1,810,066)	(2,938,703)	(29,257,359)	(37,998,163)	(12,263,645)	(10,797,645)
—	—	(4,006)	(71,476)	(157,306)	(5,798)
—	—	(31,042)	(547,880)	(152,230)	(1,811)

1,633,574	(523,110)	697,467	5,467,235	11,070,904	(2,599,492)

1,766,968	(328,825)	2,378,859	7,157,533	23,780,138	3,582,837

11,738,051	12,066,876	96,096,690	88,939,157	33,521,732	29,938,895

$13,505,019	$11,738,051	$98,475,549	$96,096,690	$57,301,870	$33,521,732

47,378	34,678	406,299	652,547	181,111	104,644
—	—	367	94	14,434	983
—	—	6,772	15,042	12,069	855

5,040	2,923	51,490	42,127	22,019	13,984
—	—	39	41	289	42
—	—	661	440	671	90

(27,754)	(46,028)	(454,433)	(611,403)	(127,718)	(154,742)
—	—	(63)	(1,146)	(1,520)	(83)
—	—	(493)	(9,005)	(1,597)	(28)

24,664	(8,427)	10,639	88,737	99,758	(34,255)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$50.85	$48.39	$48.13	$46.15	$40.96

Income from investment operations
Net investment income (2)	.62	.42	.31	.12	.31
Net realized and unrealized gain on investments and foreign currencies (3)	11.87	2.75	.68	2.88	7.36

Total income from investment operations	12.49	3.17	.99	3.00	7.67

Less distributions from
Net investment income	(.57)	(.33)	(.14)	(.18)	(.43)
Net realized gain on investments	(.55)	(.38)	(.59)	(.84)	(2.05)

Total distributions	(1.12)	(.71)	(.73)	(1.02)	(2.48)

Net asset value, end of year	$62.22	$50.85	$48.39	$48.13	$46.15

Total return (4)	24.55%	6.61%	2.13%	6.44%	18.85%

Ratios / supplemental data
Net assets, end of year (in thousands)	$3,922,982	$2,853,956	$2,875,001	$2,825,470	$2,367,139

Portfolio turnover rate	22.14%	15.26%	27.58%	29.47%	41.03%
Ratio of expenses to average net assets	.81%	.82%	.82%	.81%	.83%
Ratio of net investment income to average net assets	1.06%	.86%	.67%	.25%	.72%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$50.61	$48.19	$47.92	$45.98	$40.86

Income from investment operations
Net investment income (loss) (2)	.46	.30	.19	(.01)	.16
Net realized and unrealized gain on investments and foreign currencies (3)	11.82	2.73	.68	2.87	7.37

Total income from investment operations	12.28	3.03	.87	2.86	7.53

Less distributions from
Net investment income	(.41)	(.23)	(.01)	(.08)	(.36)
Net realized gain on investments	(.55)	(.38)	(.59)	(.84)	(2.05)

Total distributions	(.96)	(.61)	(.60)	(.92)	(2.41)

Net asset value, end of year	$61.93	$50.61	$48.19	$47.92	$45.98

Total return (4)	24.26%	6.33%	1.87%	6.18%	18.56%

Ratios / supplemental data
Net assets, end of year (in thousands)	$46,315	$44,285	$33,723	$48,095	$25,918

Portfolio turnover rate	22.14%	15.26%	27.58%	29.47%	41.03%
Ratio of expenses to average net assets	1.06%	1.07%	1.07%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets	.81%	.62%	.41%	(.02)%	.36%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$49.15	$46.94	$47.04	$45.40	$40.45

Income from investment operations
Net investment income (loss) (2)	.03	(.07)	(.15)	(.38)	(.14)
Net realized and unrealized gain on investments and foreign currencies (3)	11.43	2.66	.64	2.86	7.24

Total income from investment operations	11.46	2.59	.49	2.48	7.10

Less distributions from
Net investment income	(.07)	—	—	—	(.10)
Net realized gain on investments	(.55)	(.38)	(.59)	(.84)	(2.05)

Total distributions	(.62)	(.38)	(.59)	(.84)	(2.15)

Net asset value, end of year	$59.99	$49.15	$46.94	$47.04	$45.40

Total return (4)	23.30%	5.55%	1.09%	5.41%	17.67%

Ratios / supplemental data
Net assets, end of year (in thousands)	$55,738	$37,389	$36,537	$30,038	$13,315

Portfolio turnover rate	22.14%	15.26%	27.58%	29.47%	41.03%
Ratio of expenses to average net assets	1.81%	1.82%	1.82%	1.81%	1.83%
Ratio of net investment income (loss) to average net assets	.06%	(.14)%	(.33)%	(.78)%	(.34)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$64.48	$63.35	$64.22	$64.92	$65.07

Income (loss) from investment operations
Net investment income (loss) (2)	1.98	1.30	.46	(.37)	(.02)
Net realized and unrealized gain (loss) on investments (3)	.62	.98	(1.33)	(.33)	.01

Total income (loss) from investment operations	2.60	2.28	(.87)	(.70)	(.01)

Less distributions from
Net investment income	(1.75)	(1.15)	—	—	(.14)

Total distributions	(1.75)	(1.15)	—	—	(.14)

Net asset value, end of year	$65.33	$64.48	$63.35	$64.22	$64.92

Total return (4)	4.05%	3.62%	(1.35)%	(1.08)%	(.02)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$13,505	$11,738	$12,067	$12,503	$13,159

Portfolio turnover rate	67.72%	21.97%	—%	—%	48.08%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	.65%	.65%	.65%	.66%
Before Advisory Fee waiver	1.21%	1.21%	1.21%	1.21%	1.22%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	3.02%	2.02%	.72%	(.57)%	(.02)%
Before Advisory Fee waiver	2.46%	1.46%	.16%	(1.13)%	(.58)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$63.27	$62.19	$64.87	$64.50	$61.75

Income (loss) from investment operations
Net investment income (2)	2.55	2.10	1.46	1.00	2.37
Net realized and unrealized gain (loss) on investments (3)	.88	.96	(3.03)	(.07)	3.41

Total income (loss) from investment operations	3.43	3.06	(1.57)	.93	5.78

Less distributions from
Net investment income	(2.31)	(1.98)	(1.11)	(.56)	(3.03)

Total distributions	(2.31)	(1.98)	(1.11)	(.56)	(3.03)

Net asset value, end of year	$64.39	$63.27	$62.19	$64.87	$64.50

Total return (4)	5.43%	5.00%	(2.39)%	1.43%	9.43%

Ratios / supplemental data
Net assets, end of year (in thousands)	$96,803	$94,903	$88,096	$119,167	$6,671

Portfolio turnover rate	40.12%	25.11%	25.68%	34.70%	29.89%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	.66%	.65%	.64%	.67%
Before Advisory Fee waiver	1.21%	1.22%	1.21%	1.20%	1.23%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.94%	3.37%	2.34%	1.53%	3.85%
Before Advisory Fee waiver	3.38%	2.81%	1.78%	.97%	3.29%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$63.12	$62.02	$64.69	$64.38	$61.72

Income (loss) from investment operations
Net investment income (2)	2.39	1.93	1.32	.87	2.21
Net realized and unrealized gain (loss) on investments (3)	.87	.97	(3.04)	(.11)	3.41

Total income (loss) from investment operations	3.26	2.90	(1.72)	.76	5.62

Less distributions from
Net investment income	(2.15)	(1.80)	(.95)	(.45)	(2.96)

Total distributions	(2.15)	(1.80)	(.95)	(.45)	(2.96)

Net asset value, end of year	$64.23	$63.12	$62.02	$64.69	$64.38

Total return (4)	5.17%	4.74%	(2.63)%	1.17%	9.18%

Ratios / supplemental data
Net assets, end of year (in thousands)	$97	$74	$135	$121	$55

Portfolio turnover rate	40.12%	25.11%	25.68%	34.70%	29.89%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.90%	.91%	.90%	.89%	.92%
Before Advisory Fee waiver	1.46%	1.47%	1.46%	1.45%	1.48%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.71%	3.11%	2.13%	1.32%	3.49%
Before Advisory Fee waiver	3.15%	2.55%	1.56%	.76%	2.93%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$62.05	$61.19	$63.94	$63.86	$61.55

Income (loss) from investment operations
Net investment income (2)	1.87	1.46	.87	.34	1.76
Net realized and unrealized gain (loss) on investments (3)	.85	.93	(3.03)	(.07)	3.34

Total income (loss) from investment operations	2.72	2.39	(2.16)	.27	5.10

Less distributions from
Net investment income	(1.72)	(1.53)	(.59)	(.19)	(2.79)

Total distributions	(1.72)	(1.53)	(.59)	(.19)	(2.79)

Net asset value, end of year	$63.05	$62.05	$61.19	$63.94	$63.86

Total return (4)	4.38%	3.97%	(3.36)%	.43%	8.35%

Ratios / supplemental data
Net assets, end of year (in thousands)	$1,575	$1,120	$708	$375	$33

Portfolio turnover rate	40.12%	25.11%	25.68%	34.70%	29.89%
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.65%	1.66%	1.65%	1.64%	1.67%
Before Advisory Fee waiver	2.21%	2.22%	2.21%	2.20%	2.23%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.97%	2.39%	1.43%	.52%	2.84%
Before Advisory Fee waiver	2.41%	1.83%	.87%	(.04)%	2.28%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$75.93	$62.92	$74.06	$71.07	$57.99

Income (loss) from investment operations
Net investment income (loss) (2)	.03	.33	.23	(.12)	.17
Net realized and unrealized gain (loss) on investments (3)	35.92	14.73	(7.01)	8.67	23.42

Total income (loss) from investment operations	35.95	15.06	(6.78)	8.55	23.59

Less distributions from
Net investment income	(.23)	(.11)	(.16)	(.04)	(.11)
Net realized gain on investments	(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Total distributions	(5.80)	(2.05)	(4.36)	(5.56)	(10.51)

Net asset value, end of year	$106.08	$75.93	$62.92	$74.06	$71.07

Total return (4)	47.33%	24.28%	(8.55)%	11.29%	41.39%

Ratios / supplemental data
Net assets, end of year (in thousands)	$54,264	$33,117	$29,715	$35,957	$31,039

Portfolio turnover rate	2.54%	11.72%	.13%	4.30%	7.89%
Ratio of expenses to average net assets	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets	.03%	.49%	.36%	(.14)%	.27%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$75.58	$62.70	$73.81	$70.99	$57.99

Income (loss) from investment operations
Net investment income (loss) (2)	(.19)	.15	.07	(.32)	.01
Net realized and unrealized gain (loss) on investments (3)	35.70	14.67	(6.98)	8.66	23.39

Total income (loss) from investment operations	35.51	14.82	(6.91)	8.34	23.40

Less distributions from
Net investment income	(.06)	—	—	—	—
Net realized gain on investments	(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Total distributions	(5.63)	(1.94)	(4.20)	(5.52)	(10.40)

Net asset value, end of year	$105.46	$75.58	$62.70	$73.81	$70.99

Total return (4)	46.95%	23.96%	(8.78)%	11.01%	41.05%

Ratios / supplemental data
Net assets, end of year (in thousands)	$1,657	$190	$98	$131	$96

Portfolio turnover rate	2.54%	11.72%	.13%	4.30%	7.89%
Ratio of expenses to average net assets	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income (loss) to average net assets	(.20)%	.22%	.11%	(.39)%	.02%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Year Ended January 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$70.51	$59.05	$70.33	$68.35	$56.54

Income (loss) from investment operations
Net investment loss (2)	(.86)	(.32)	(.38)	(.91)	(.45)
Net realized and unrealized gain (loss) on investments (3)	33.23	13.72	(6.70)	8.41	22.66

Total income (loss) from investment operations	32.37	13.40	(7.08)	7.50	22.21

Less distributions from
Net realized gain on investments	(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Total distributions	(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Net asset value, end of year	$97.31	$70.51	$59.05	$70.33	$68.35

Total return (4)	45.87%	23.03%	(9.46)%	10.20%	39.98%

Ratios / supplemental data
Net assets, end of year (in thousands)	$1,380	$215	$126	$139	$69

Portfolio turnover rate	2.54%	11.72%	.13%	4.30%	7.89%
Ratio of expenses to average net assets	2.21%	2.21%	2.21%	2.21%	2.21%
Ratio of net investment loss to average net assets	(.95)%	(.50)%	(.64)%	(1.14)%	(.74)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment loss is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short-and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors,

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$864,467,122	$—	$—	$864,467,122
Silver assets	194,637,084	—	—	194,637,084
Swiss franc assets	284	305,281,087	—	305,281,371
Real estate and natural resource stocks	715,388,350	—	625	715,388,975
Aggressive growth stocks †	793,031,800	—	—	793,031,800
Dollar assets:
Corporate bonds †	—	964,736,750	—	964,736,750
United States Treasury securities	—	163,051,238	—	163,051,238

Total Portfolio	$2,567,524,640	$1,433,069,075	$625	$4,000,594,340

	64.18%	35.82%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,132,379	$—	$13,132,379

Total Portfolio	$—	$13,132,379	$—	$13,132,379

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,077,162	$80,161,785	$—	$87,238,947
Preferred stocks †	10,527,691	—	—	10,527,691

Total Portfolio	$17,604,853	$80,161,785	$—	$97,766,638

	18.01%	81.99%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$57,183,720	$—	$25	$57,183,745

Total Portfolio	$57,183,720	$—	$25	$57,183,745

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the year ended January 31, 2025. The Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio held no Level 3 assets during the year then ended. The Fund’s Permanent Portfolio and Aggressive Growth Portfolio held $625 and $25, respectively, in Level 3 assets as of January 31, 2025.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States require each Portfolio to present a reconciliation of beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during a reporting period. Transfers in and out between levels are based on values at the end of a period. A reconciliation of Level 3 investments and related disclosures are presented only when a Portfolio held an amount of Level 3 investments at the end of a reporting period that was meaningful in relation to its net assets. Accordingly, no Level 3 reconciliation has been presented during the year ended January 31, 2025.

As of January 31, 2025 and during the year then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Distributions received from real estate investment trusts (REITs) may be classified as dividends, capital gains or returns of capital. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

During the year ended January 31, 2025, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest
Corporate bonds	$36,229,236	$—	$3,224,167	$—
Swiss franc assets	812,158	—	—	—
United States Treasury securities	3,681,558	453,870	110,487	878
Other investments	97,534	1,288	3,865	3,926
Dividends	23,791,239	—	1,145,461	526,982

	$64,611,725	$455,158	$4,483,980	$531,786

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2025, pursuant to the requirements of the Code.

As of January 31, 2025, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $17,221 of short-term capital loss carryforwards and $40,252 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $699,729 of short-term capital loss carryforwards and $1,738,697 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio had no Post-October or Late-Year Ordinary losses, while its Permanent Portfolio had $3,057 of Post-October losses and 49,309 of Late-Year Ordinary losses, and its Aggressive Growth Portfolio had no Post-October losses and $85 of Late-Year Ordinary losses.

During the year ended January 31, 2025, none of the Fund’s Portfolios incurred federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2022 through 2024 or expected to be taken on the Fund’s Portfolios’ 2025 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

The Fund has evaluated ASU 2023-07 with respect to its financial statements and disclosures and determined there is no material impact to its Portfolios. Each Portfolio operates as a single segment entity. Each Portfolio’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund’s investment adviser, who serves as the chief operating decision maker using the information presented in the financial statements and financial highlights.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 4, 2024, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 3, 2024. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.56882	$1.75000	$2.31015	$.23213
Class A shares	.41267	—	2.14917	.05762
Class C shares	.06656	—	1.71585	—

Short-Term Capital Gain Distributions
Class I Shares	.01000	—	—	—
Class A shares	.01000	—	—	—
Class C shares	.01000	—	—	—

Long-Term Capital Gain Distributions
Class I Shares	.53990	—	—	5.57170
Class A shares	.53990	—	—	5.57170
Class C shares	.53990	—	—	5.57170

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$35,285,692	$348,958	$3,463,364	$101,675
Long-term capital gain †	32,889,349	—	—	2,529,005

	$68,175,041	$348,958	$3,463,364	$2,630,680

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

On December 6, 2023, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 5, 2023. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.33194	$1.15095	$1.98222	$.10887
Class A shares	.22895	—	1.80220	—
Class C shares	—	—	1.53393	—

Short-Term Capital Gain Distributions
Class I Shares	.08198	—	—	—
Class A shares	.08198	—	—	—
Class C shares	.08198	—	—	—

Long-Term Capital Gain Distributions
Class I Shares	.29953	—	—	1.94328
Class A shares	.29953	—	—	1.94328
Class C shares	.29953	—	—	1.94328

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$23,951,324	$201,014	$2,767,826	$53,898
Long-term capital gain †	16,686,625	—	—	970,727

	$40,637,949	$201,014	$2,767,826	$1,024,625

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2025: (i) the Fund’s Permanent Portfolio reclassified $1,586,351 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $15,652 from total distributable earnings to paid-in capital; and (iii) the Fund’s Versatile Bond Portfolio reclassified $297,735 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$4,186,755	$107,891	$387,513	$11,285
Undistributed capital gains (losses)	—	(57,473)	(2,438,426)	109,254
Post-October and Late-Year Ordinary losses	(52,366)	—	—	(85)
Unrealized appreciation (depreciation) on investments and foreign currencies	1,569,668,640	(5,665)	(2,606,317)	37,318,429

	$1,573,803,029	$44,753	$(4,657,230)	$37,438,883

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 9, 2024 (“Waiver Agreement”), effective through June 1, 2026, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $165,000 by the Fund during the year ended January 31, 2025 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2025

distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2025:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Purchases	$910,438,547	$10,260,311	$41,398,322	$9,392,192
Sales	542,534,681	7,841,563	38,075,108	1,070,255

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2025 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$958,431,889	$18,327	$256,614	$37,953,830
Investments other than securities	638,491,598	—	—	—

	1,596,923,487	18,327	256,614	37,953,830
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(27,347,240)	(23,992)	(2,862,931)	(635,401)
Investments other than securities	—	—	—	—

	(27,347,240)	(23,992)	(2,862,931)	(635,401)

Net unrealized appreciation (depreciation) of investments	$1,569,576,247	$(5,665)	$(2,606,317)	$37,318,429

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of various evolving matters regarding the economy, financial system and markets arising from monetary and fiscal policies designed to mitigate inflationary or deflationary pressures, geopolitical risks, including the Russian-Ukraine and Israeli-Hamas conflicts, and ongoing disruption of the flow of goods and services, including food, energy and other commodities, potential sanctions, counter-sanctions, tariffs and other government mandated restrictions, that may be applied to the Fund’s Portfolios and activities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Permanent Portfolio Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds (“Fund,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Fund as of January 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Portfolios of the Fund since 2000.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of January 31, 2025 by correspondence with the custodian, brokers, when replies were not received from brokers, we performed other auditing procedures and a physical observation of the Permanent Portfolio’s gold and silver inventory count as of January 31, 2025. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

March 31, 2025

Annual

Financial Statements and Other Information

Year Ended January 31, 2025

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

50 South 16th Street

Philadelphia, Pennsylvania 19102

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	04/25

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2025 Permanent Portfolio Family of Funds. All rights reserved.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Not applicable to the Registrant for the year ended January 31, 2025.

Item 9. Proxy Disclosures For Open-End Management Investment Companies.

Not applicable to the Registrant for the year ended January 31, 2025.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At an in-person meeting held on December 9, 2024 (“December Meeting”), the Fund’s Board of Trustees (“Board”), including all of the Fund’s trustees who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”), unanimously approved the continuation of the investment advisory contract (“Contract”) for each of the Fund’s Portfolios.

In preparation for consideration of the continuance of the Contract, the Board reviewed a variety of materials provided by Pacific Heights Asset Management, LLC (“Pacific Heights”), the investment adviser to each Portfolio, prior to the Board’s September 2024 meeting, including memoranda provided by Pacific Heights responding to information requests from the Independent Trustees and material prepared by an independent third party firm, containing information comparing the expenses of the Fund’s Portfolios to other comparable mutual funds selected by that firm (“Peer Groups”) and information regarding the performance of the Fund’s Portfolios relative to relevant market indices and the performance of the Peer Groups. The Board, and separately, the Independent Trustees, discussed these materials at meetings in September 2024. At the December Meeting, the Independent Trustees met with senior management of the Fund and Pacific Heights to further discuss the Contract and the information provided. The Independent Trustees also met independently on December 4, 2024 in advance of the December Meeting. The Independent Trustees were assisted by counsel that is independent of Fund management and Pacific Heights throughout their reviews regarding the Contract, and received and discussed materials addressing the legal standards applicable to their consideration of the proposed continuation of the Contract. The Contract review extended over two regular meetings of the Board to ensure that Fund management and Pacific Heights had time to respond to any questions the Independent Trustees may have had on their initial review of the materials prepared for the Contract review and that the Independent Trustees had time to consider those materials.

In connection with the full Board’s consideration of the continuation of the Contract, the Board evaluated the terms of the Contract, the overall fairness of the Contract to the Portfolios, and whether the Contract was in the best interests of each Portfolio and its shareholders. The Board considered all factors it deemed relevant with respect to the Portfolios, including: (i) the nature, extent and quality of the services provided by Pacific Heights; (ii) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups; (iii) the Portfolios’ fees and expenses compared to the fees and expenses of the Peer Groups; (iv) economies of scale and whether fee levels or other factors reflect any such economies of scale for the benefit of Portfolio shareholders; and (v) the profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. The class of shares used for comparative performance analysis was the share class with the longest performance history, which are each Portfolio’s Class I shares. The Board considered that the use of Class I share data generally facilitates a long-term, meaningful comparison for performance analysis purposes. The class of shares used for comparative expense analysis was each Portfolio’s Class I shares, which have the lowest expenses of any share class and represented the largest class by assets for each Portfolio. The Board also considered comparative expense information for the Class A shares, where applicable, and noted that while separate comparative expense information had not been provided for the Class C shares, the Board was able to readily analyze that Class’s expenses given the 100 basis point differential in the expense ratios of the Class I and Class C shares. The Board considered that each share class is available for purchase by the general public. While each Trustee may have attributed different weights to the various factors, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board and its Committees throughout the year, as well as specifically in connection with the annual Contract review. The Board members did not identify any particular information or factor that was all-important or controlling.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by Pacific Heights to the Fund. With respect to investment advisory services, the Board considered the overall reputation and capabilities of Pacific Heights, its investment philosophy and decision-making processes, the professional experience and tenure of personnel at Pacific Heights who perform investment research and manage the Portfolios’ investments and the resources devoted to implementation and oversight of each Portfolio’s investment strategy. With respect to non-advisory services, the Board considered, among other things, the professional experience and tenure of Pacific Heights’ management personnel responsible for oversight of Portfolio operations, the responsibilities of the personnel and the level of service provided to the Fund. In this regard, the Board considered the Fund’s compliance program and compliance history and the compliance-related resources provided to the Fund by Pacific Heights. The Board also considered Pacific Heights’ implementation and maintenance of the Fund’s and Pacific Heights’ information security program in light of applicable federal and state law requirements and industry guidance, as well as the services provided by Pacific Heights in overseeing the Fund’s valuation, its liquidity risk management program and a variety of other compliance and filing requirements. The Board also considered Pacific Heights’ financial condition. The Board noted that it reviews Pacific Heights’ audited and unaudited financial statements on a regular basis observing that Pacific Heights has the financial resources to fulfill its obligations under the Contract.

After reviewing these and other related factors, the Board agreed that Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Trust and could reasonably be expected to continue providing such services at the same levels.

Portfolio Performance

The Board reviewed the short-, intermediate-, and long-term investment performance of each of the Portfolios. The Board noted that, on a quarterly basis, Pacific Heights provides information regarding the performance of each Portfolio and discusses with the Board the factors underlying each Portfolio’s performance. In addition, as part of its review of the Contract, the Board reviewed a report prepared by an independent third-party firm containing information comparing the performance of each Portfolio to other mutual funds selected by the third-party firm as comparable to the Portfolio (each, a “Peer Group”) and a similarly selected benchmark index (each, an “Index”) for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board also considered the information provided by the third-party firm regarding its independent methodology for selecting each Portfolio’s Peer Group and performance universe. The Board noted that although there had been no change to the Permanent Portfolio’s investment objective, strategies or portfolio composition, the third-party firm several years previously had reclassified the Permanent Portfolio from a “flexible portfolio” fund to an “alternative global macro” fund and, as a result, its peer comparisons prior to such change were against a different group of funds. The Board further considered that Pacific Heights did not have any input regarding the prior reclassification. The Board, also as in the past, considered that the much broader performance universe data compiled by the third-party firm may not provide appropriate comparisons for the Portfolios. Using the material prepared by the third-party firm, the Board observed the following with respect to the total return performance (before taxes) of the Portfolios as compared to each of their respective selected Peer Groups and Indices: (i) the Permanent Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the average and median performance of its Peer Group for the one-year period, lagged the average performance and equaled the median performance for the three-year period, and lagged the average and median performance for the five- and ten-year periods, and exceeded the performance of the selected Index for the one- and three-year measurement periods, but lagged the performance of the selected Index for the five- and ten-year measurement periods; (iii) the Versatile Bond Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods; and (iv) the Aggressive Growth Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods. The Trustees also compared each Portfolio’s total return performance (before taxes) against its respective benchmark index(es) for the one-, five-, ten-, fifteen-year and since inception (inception of the Portfolio) periods ended September 30, 2024, and observed the following: (i) the Permanent Portfolio’s performance exceeded the returns of the FTSE 3-month U.S. Treasury Bill Index (“FTSE Index”) for the one-, five-, ten-, fifteen-year and since inception measurement periods, and lagged the returns of the S&P 500 for the one-, five-, ten-, fifteen-year and since inception measurement periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the returns of the FTSE Index for each of the measurement periods; (iii) the Versatile Bond Portfolio’s performance lagged the return of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index for the one-year and since inception measurement periods, and exceeded the return of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index for the five-, ten- and fifteen-year measurement periods; and (iv) the Aggressive Growth Portfolio’s performance exceeded the returns of the Dow Jones Industrial Average for each of the measurement periods, and exceeded the returns of the S&P 500 for the one-year, five-year and since inception measurement periods, but lagged the returns of the S&P 500 for the ten- and fifteen-year measurement periods. The Board observed that neither the Portfolios’ benchmark indices nor the third-party firm’s selected Indices reflect deductions for any fees, expenses, or taxes.

Portfolio Fees and Expenses

The Board reviewed the Advisory Fee payable by each Portfolio, as well as each Portfolio’s overall expense ratio. Using the report prepared by the third-party firm, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) for the Permanent Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was higher than the median in its Peer Group. In considering the Portfolios’ expense ratios, the Board considered that the Short-Term Treasury Portfolio was the smallest fund by asset size in its respective Peer Group, and that larger funds may have a greater opportunity to achieve lower expenses through economies of scale. In reviewing expenses, the Board also considered the positive impact of fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio, and Pacific Heights’ willingness to continue those fee waivers at current rates. The Board considered that the Aggressive Growth Portfolio remained a modest size.

In reviewing the third-party firm materials, the Board noted that, unlike the mutual funds comprising the Portfolios’ Peer Groups, the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolios. The Board considered that most mutual funds do not operate under a unitary fee structure and pay service providers directly for many of these expenses. The Board noted the difficulty of comparing the Portfolios to non-unitary fee funds and observed that, given the Portfolios’ unitary fee structure, the Portfolios’ other ordinary operating expenses were minimal, an observation borne out by the fact that the non-management expenses for each of the Portfolios were the lowest in each Portfolio’s respective Peer Group. As a result, the Board placed greater value on the data comparing each Portfolio’s overall expense ratio to the overall expense ratios of other funds in its Peer Group. The Board also observed that the unitary fee provides predictability of Portfolio expenses at various asset levels and shifts certain risks to Pacific Heights for expenses covered under the unitary fee. The Board also considered that economies of scale which could result from an increase in a fund’s assets may benefit the fund’s investment adviser in the case of a unitary fee, although the Board noted that each Portfolio’s fee schedule contains breakpoints which benefit shareholders.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale

The Board next considered each Portfolio’s fee structure and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. The Board noted that the Contract has breakpoints that provide for a reduction of the Advisory Fee as assets increase and that a Advisory Fee Waiver and Expense Assumption Agreement (“Waiver Agreement”) provided for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the Contract had been reached. The Board considered that Pacific Heights proposed to continue the Waiver Agreement on the same terms through June 1, 2026 for the Advisory Fee paid by each of the Short-Term Treasury Portfolio and the Versatile Bond Portfolio. The Board also considered that under the Waiver Agreement, Pacific Heights is not eligible for reimbursement of any amounts waived under the Agreement. The Board also considered the substantial investments made by Pacific Heights in past years in assuming various costs, as well as Pacific Heights’ ongoing investments in compliance, technology, facilities, infrastructure and personnel as ways to provide high quality services to the Portfolios and their shareholders.

After reviewing these and other related factors, the Board agreed that the terms of the Waiver Agreement were appropriate and that the current fee arrangements and Pacific Heights’ investment in its business to benefit the Portfolios continued to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

Profitability and Other Benefits to Pacific Heights

In analyzing Pacific Heights’ cost of services and profitability, the Board considered the information provided throughout the year in Pacific Heights’ audited and unaudited financial statements on revenues earned and expenses incurred by Pacific Heights, before and after the payment by Pacific Heights of distribution-related expenses. As part of its annual review of the Contract, the Board also reviewed a profitability analysis provided by Pacific Heights that compares Pacific Heights’ profitability for the six months ended June 30, 2024, and the year ended December 31, 2023, to that of certain publicly traded investment advisers as of their most recently reported fiscal year ends. In reviewing Pacific Heights’ profitability, the Board observed that: (i) Pacific Heights provides, directly or through third parties, all of the services necessary for the Portfolios’ operations, and that the Advisory Fee paid to Pacific Heights reflects these obligations; (ii) Permanent Portfolio, Short Term Treasury Portfolio and Versatile Bond Portfolios’ overall expense ratios were lower than the median; and (iii) Pacific Heights’ financial health had allowed it to make significant investments back into the Fund and Pacific Heights for the benefit of the Portfolios. The Board also acknowledged Mr. Cuggino’s overall entrepreneurial efforts and continued support of Portfolio distribution through Pacific Heights’ sales personnel and marketing efforts. The Board considered that, as a business matter, Pacific Heights is entitled to earn a reasonable level of profit for the services it provides to the Fund and the entrepreneurial risk that it assumes as the adviser to the Portfolios.

The Board also considered any “fall-out” or ancillary benefits likely to accrue to Pacific Heights from its relationship with the Portfolios, including greater exposure in the marketplace with respect to Pacific Heights’ investment process, increasing assets under management in the Portfolios, and the potential for growth of Pacific Heights’ model portfolio program through association with the Fund. The Board noted that Pacific Heights’ largest business presently remains the management of the Fund and its Portfolios; therefore, a portion of the “fall-out” benefits likely to accrue to Pacific Heights would also likely benefit the Fund and its Portfolios.

Based on the information presented, reviewed and discussed, the Board considered the following factors and reached the following conclusions:

1.

The nature, extent and quality of the services provided by Pacific Heights. Conclusion: Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing such services at the same levels.

2.

The investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups. Conclusion: the Permanent Portfolio’s performance was satisfactory; the Short-Term Treasury Portfolio’s performance was satisfactory, but had been impacted by the prolonged period of historically low interest rates; the Versatile Bond Portfolio’s performance was satisfactory; and the Aggressive Growth Portfolio’s performance was satisfactory.

3.

The Portfolios’ fees and expenses. Conclusion: the Advisory Fee payable by each of the Portfolios was fair and reasonable given the nature and quality of the services provided. The overall expense ratios of the Portfolios compared to their Peer Groups were reasonable given the size of the Portfolios.

4.

Economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders. Conclusion: the current fee arrangements and other investments made by Pacific Heights continue to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

5.

The profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. Conclusion: the profitability of the Contract to Pacific Heights is reasonable. Any “fall-out” benefits accruing to Pacific Heights by virtue of its relationship with the Portfolios is reasonable in relation to the value of the services that Pacific Heights provides to the Portfolios.

Based on the foregoing, the Board, including its Independent Trustees, unanimously approved the Waiver Agreement and the continuation of the Contract.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the year ended January 31, 2025.

Item 16. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Executive officers that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 4, 2025

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: April 4, 2025